Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement of Cash Flows [Abstract]
Deferred transaction costs	$ 11,610	$ 0